Shareholders' Equity (Intrinsic Value of Stock Options) (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Stockholders' Equity Note [Abstract]
Aggregate intrinsic value of options outstanding	$ 4,589	$ 593
Aggregate intrinsic value of options exercisable	2,263	593
Total intrinsic value of options exercised	$ 240	$ 28